Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	29,932	28,059	27,653	26,767
Service-based options	2,031	2,031	951	481
IPO-based options	7,250	7,250	4,370	2,930
Total	39,213	37,340	32,974	30,178

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2019	6,445	$0.419	5.29
Granted	1,432	0.001
Exercised	(500)	0.001
Forfeited/Expired	(215)	0.001
Outstanding as of December 31, 2019	7,162	$0.377	4.45	$29,887
Vested as of December 31, 2019 and expected to vest thereafter	6,572	$0.411	4.35	$27,198
Exercisable as of December 31, 2019	2,796	$0.033	4.42	$11,819

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $4.55 on the last trading day in 2019 and the exercise price of the options.

Share option assumptions
	2017	2018	2019
Average risk-free interest rate	2.14% ~ 3.00%	3.36% ~ 3.51%	2.60% ~ 2.86%
Exercise multiple	2 ~ 3	2	2 ~ 3
Expected forfeiture rate (post-vesting)	0% ~ 12%	12%	0% ~ 12%
Weighted average expected option life	7	9	7
Volatility rate	39% ~ 47%	40% ~ 46%	36% ~ 41%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.35	12.26	4.05

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	140	18	14	—
Service-based options	829	829	155	48
Total	969	847	169	48

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2019	730	$0.001	9.57
Granted	267	0.001
Exercised	(48)	0.001
Forfeited/Expired	(151)	0.001
Outstanding as of December 31, 2019	798	$0.001	8.90	$3,629
Vested as of December 31, 2019 and expected to vest thereafter	638	$0.001	8.87	$2,904
Exercisable as of December 31, 2019	121	$0.001	8.55	$551

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $4.55 on the last trading day in 2019 and the exercise prices of the options.

Share option assumptions
	2018	2019
Average risk-free interest rate	3.41% ~ 3.95%	2.37% ~ 3.45%
Exercise multiple	2	2 ~ 3
Expected forfeiture rate (post-vesting)	12%	0% ~ 12%
Weighted average expected option life	10	10
Volatility rate	40% ~ 46%	41% ~ 42%
Dividend yield	0%	0%
Weighted average fair value of share options	10.09	4.87

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6
Total	8,305	8,305	8,305	8,296

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2019	9	$0.001	6.38
Granted	—
Exercised	—
Forfeited/Expired	—
Outstanding as of December 31, 2019	9	$0.001	5.38	$41
Vested as of December 31, 2019 and expected to vest thereafter	9	$0.001	5.38	$41
Exercisable as of December 31, 2019	9	$0.001	5.38	$41

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $4.55 on the last trading day in 2019 and the exercise price of the options.